Common Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Common Stock Options Tables
Stock Option Activity

The following table summarizes stock option activity for the period ended September 30, 2016:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Outstanding at September 30, 2016	445,000	1.43	8.62 years	81,125
Exercisable at September 30, 2016	357,500	1.41	8.63 years	73,625
Available for grant at September 30, 2016	19,555,000

The following table summarizes stock option activity for the year ended December 31, 2015.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance January 1, 2015	185,000	$0.83	9.12	-
Options granted	80,000	$1.54	-	-
Options cancelled	(7,500)	1.43	-	-
Balance December 31, 2015	257,500	$1.04	8.58	$146,825
Exercisable at December 31, 2015	160,000	$0.82	8.22	$124,825

Assumption of stock option activity

The assumptions for volatility, expected life, dividend yield and risk-free interest rate for options granted are presented in the table below:

	2016	2015
Risk-free interest rate	1.23%-1.41%	1.49%-1.70%
Expected life in years	5.5	5.0
Weighted Avg. Expected Volatility	92%	88.4–105.3%
Expected dividend yield	0	0

Summary of share-based compensation
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Stock based compensation expense	$12,951	$18,879	$287,238	$39,542

Summary of stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at September 30, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.75	40,000	7.17	$0.75	40,000	7.17	$0.75
0.80	90,000	7.87	0.80	90,000	7.87	0.80
1.05	55,000	7.50	1.05	25,000	7.50	1.05
1.25	7,500	8.71	1.25	7,500	8.71	1.25
1.34	7,500	8.75	1.34	7,500	8.75	1.34
1.65	50,000	9.09	1.65	-	9.09	1.65
1.70	7,500	9.04	1.70	7,500	9.04	1.70
1.91	180,000	9.46	1.91	180,000	9.46	1.91
2.28	7,500	9.81	2.28	-	9.81	2.28
Total	445,000	8.62	$1.43	357,500	8.63	$1.41

The following table summarizes information about stock options outstanding and exercisable under our stock incentive plan at December 31, 2015:

	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.50 to $1.00	130,000	8.07	$0.74	130,000	8.07	$0.74
$1.01 to $1.50	127,500	9.10	1.35	30,000	8.85	1.17
	257,500	8.58	1.04	160,000	8.22	0.82